Condensed Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		10 Months Ended	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2021	Dec. 31, 2022
Operating expenses:
Formation and operating expenses	$ 1,667,031	$ 324,041	$ 2,283,771	$ 529,984	$ 243,849	$ 2,027,390
Total operating expenses	1,667,031	324,041	2,283,771	529,984	243,849	2,027,390
Other income (expense)
Interest expense	(16,212)		(27,120)
Income from investments held in trust account	871,211	156,845	2,140,337	168,541	2,113	1,682,935
Change in fair value of derivative forward purchase liability	167,724	110,823	162,280	(50,208)	(226,233)	1,441,341
Offering costs associated with derivative warrant liabilities					(102,600)
Change in fair value of derivative warrant liabilities	239,005	876,323	551,513	2,585,063	(1,312,034)	3,030,580
Total other income (expense), net	1,261,728	1,143,991	2,827,010	2,703,396	(1,638,754)	6,154,856
(Loss) income before income taxes	(405,303)	819,950	543,239	2,173,412	(1,882,603)	4,127,466
Income tax expense	172,455		428,471			290,342
Net (loss) income	$ (577,758)	$ 819,950	$ 114,768	$ 2,173,412	$ (1,882,603)	$ 3,837,124
Class A
Net (loss) income per common share
Net (loss) income per common share Basic (in Dollars per share)	$ (0.06)	$ 0.06	$ 0.01	$ 0.15	$ (0.34)	$ 0.27
Net (loss) income per common share Diluted (in Dollars per share)	$ (0.06)	$ 0.06	$ 0.01	$ 0.15	$ (0.34)	$ 0.27
Weighted average common shares outstanding
Weighted average number of common share Basic (in Shares)	6,759,436	11,557,500	9,145,214	11,557,500	2,726,188	11,557,500
Diluted net income (loss) per share (in Shares)	6,759,436	11,557,500	9,145,214	11,557,500	2,726,188	11,557,500
Class B
Net (loss) income per common share
Net (loss) income per common share Basic (in Dollars per share)	$ (0.06)	$ 0.06	$ 0.01	$ 0.15	$ (0.34)	$ 0.27
Net (loss) income per common share Diluted (in Dollars per share)	$ (0.06)	$ 0.06	$ 0.01	$ 0.15	$ (0.34)	$ 0.27
Weighted average common shares outstanding
Weighted average number of common share Basic (in Shares)	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000
Diluted net income (loss) per share (in Shares)	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000	2,875,000